Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 2,768.6	¥ 2,846.2	¥ 2,981.1
General and administrative expenses	(1,739.6)	(1,715.1)	(1,816.2)
Others	56.0	61.2	38.9
Consolidated net business profit	1,085.0	1,192.3	1,203.8
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	641.5	784.9	772.9
General and administrative expenses	(284.4)	(345.1)	(347.9)
Others	52.1	45.1	53.7
Consolidated net business profit	409.2	484.9	478.7
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	1,257.7	1,281.6	1,311.7
General and administrative expenses	(1,025.2)	(1,021.4)	(1,027.7)
Others	2.0	14.4	15.6
Consolidated net business profit	234.5	274.6	299.6
Operating segments [member] | International Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	667.1	689.6	632.0
General and administrative expenses	(350.6)	(333.4)	(280.7)
Others	54.7	38.9	46.9
Consolidated net business profit	371.2	395.1	398.2
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	421.6	333.6	356.2
General and administrative expenses	(56.2)	(54.2)	(53.9)
Others	33.4	19.1	17.5
Consolidated net business profit	398.8	298.5	319.8
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(219.3)	(243.5)	(91.7)
General and administrative expenses	(23.2)	39.0	(106.0)
Others	(86.2)	(56.3)	(94.8)
Consolidated net business profit	¥ (328.7)	¥ (260.8)	¥ (292.5)